Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2021 CNY (¥) Customer
Net revenue from related party transactions	¥ 134,378	$ 18,927	¥ 226,539	¥ 417,051
Related parties amount in cost of revenue	62,372	8,785	64,876	68,639
Provision (Reversal) for doubtful accounts	(24,359)	(3,431)	8,828	53,294
Operating expenses, related party costs	128,155	18,050	126,812	108,955
Interest and investment income related party	¥ 202,304	$ 28,494	¥ 143,848	¥ 136,613
No of ordinary shares per Ads after division	4	4	4	4